[LOGO] AIG AMERICAN GENERAL
2929 Allen Parkway (A30-25), Houston, Texas 77019

                                                                                                                              Lauren W. Jones
                                                                                                                              Deputy General Counsel
                                                                                                                              Direct Line (713) 831-8470
                                                                                                                              FAX (713) 620-3878
                                                                                                                              E-mail: Laurie_Jones@aigag.com

                                                                            August 1, 2006

BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street N. E.
Washington, D.C. 20549

Re:

American International Life Assurance Company of New York ("AI Life") and
American International Life Assurance Company of New York
   Variable Account B ("Trust")
Product:  Individual Flexible Premium - VUL Policy
File No. 033-90686 and No. 811-04865-01
CIK No. 0000805749

Dear Ladies and Gentlemen:

            As Deputy General Counsel of American General Life Companies, LLC and counsel to AI Life, as the depositor for the Trust and on behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Trust has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus contained in its most recent amendment to its Form S-6 Registration Statement ("Amendment"), as required by Rule 497(b) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

            Trust hereby certifies that:

(1)

The form of prospectus that would have been filed under paragraph (b) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

(2)	The Amendment, which is designated as Post-Effective Amendment No. 9 under the 1933 Act was filed electronically on July 28, 2006.

            Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-8470.

                                                                          Very truly yours,

                                                                           LAUREN W. JONES

                                              American General Life Companies, LLC
                                                        2929 Allen Parkway . Houston, TX 77019